ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Deposit related to new home services	1,267,752	1,388,784
Deposit related to franchise services	956,121	1,014,348
Deposit related to home renovation and furnishing services	292,361	961,966
Deposit related to entrusted house lease services	303,793	832,877
Other tax payables	272,610	335,395
Accrued operating expenses	215,234	291,914
Payable related to escrow accounts services (i)	116,025	153,670
Payable related to employees’ exercise of share-based awards	27,736	55,783
Deferred guarantee revenue	32,618	25,671
Others	633,818	635,540
Total	4,118,068	5,695,948
(i)	Payable related to escrow accounts services refers to escrow payments such as deposits, down payments and other payments collected from the property buyers on behalf of and payable to the property sellers. The escrow payments will be paid to property sellers according to the payment schedule of the property purchase agreement agreed by both parties.